Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable, and Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		0 Months Ended			12 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2012	May 31, 2012	Sep. 15, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2011	Apr. 30, 2012	Aug. 05, 2014	Sep. 18, 2016	Dec. 31, 2014	Dec. 31, 2005	Aug. 31, 2013	Apr. 30, 2012	Apr. 30, 2014	Sep. 30, 2013	Oct. 31, 2014	Sep. 24, 2012	Oct. 01, 2012
Debt Instrument [Line Items]
Aggregate maximum commitment amount		1,200,000
Write off of unamortized debt issuance cost	1,463
Assets	3,476,080				4,358,977	3,908,983					4,358,977
Fair value liability of interest rate cap, collar and swap					1,568	3,944					1,568
Fair value asset of interest rate cap, collar and swap					2,219	1,831					2,219
Revolving Credit Facility
Debt Instrument [Line Items]
LIBOR plus interest rate		1.95%
If total borrowings less than 50% of the total commitment
Debt Instrument [Line Items]
Commitment fee on unused portion		0.50%
If total borrowings equals 50% or more of the total commitment
Debt Instrument [Line Items]
Commitment fee on unused portion		0.375%
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Conversion date			Sep. 15, 2017
Write off of unamortized debt issuance cost				390	390	245
Penalty interest rate			2.00%
TMCL II Secured Debt Facility | TMCL
Debt Instrument [Line Items]
Assets					285,590						285,590
TMCL II Secured Debt Facility | Revolving Credit Facility
Debt Instrument [Line Items]
LIBOR plus interest rate			1.70%
TMCL II Secured Debt Facility | If total borrowings less than 50% of the total commitment
Debt Instrument [Line Items]
Commitment fee on unused portion			0.45%
TMCL II Secured Debt Facility | If total borrowings equals 50% or more of the total commitment
Debt Instrument [Line Items]
Commitment fee on unused portion			0.365%
TL Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Commitment fee on unused portion					0.30%
TL Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Commitment fee on unused portion					0.40%
TL Revolving Credit Facility | TL
Debt Instrument [Line Items]
Aggregate maximum commitment amount																		700,000
Interest payment terms					The TL Credit Facility provides for payments of interest only during its term beginning on its inception date through September 24, 2017 when all borrowings are due in full.
TL Revolving Credit Facility | TL | Minimum
Debt Instrument [Line Items]
LIBOR plus interest rate					1.00%
TL Revolving Credit Facility | TL | Maximum
Debt Instrument [Line Items]
LIBOR plus interest rate					2.00%
TL Revolving Credit Facility | Letter of Credit | TL
Debt Instrument [Line Items]
Aggregate maximum commitment amount on letters of credit facility																		50,000
2011-1 Bonds
Debt Instrument [Line Items]
Bonds issued							400,000
Target final payment date							Jun. 15, 2021
Legal final payment date							Jun. 15, 2026
Fixed interest rate for the outstanding principal					4.70%	4.70%	4.70%				4.70%
2011-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term							10 years
2011-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term							15 years
2012-1 Bonds
Debt Instrument [Line Items]
Bonds issued								400,000						400,000
Target final payment date								Apr. 15, 2022
Legal final payment date								Apr. 15, 2027
Fixed interest rate for the outstanding principal					4.21%	4.21%		4.21%			4.21%			4.21%
2012-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term								10 years
2012-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term								15 years
TMCL Secured Debt Facility
Debt Instrument [Line Items]
Write off of unamortized debt issuance cost					6,424
TMCL Secured Debt Facility | TMCL
Debt Instrument [Line Items]
Assets					1,187,198						1,187,198
TW Revolving Credit Facility | TW
Debt Instrument [Line Items]
Aggregate maximum commitment amount																			250,000
Commitment fee on unused portion					0.50%
Assets					167,302						167,302
Agent's fee on the aggregate commitment					0.025%
TW Revolving Credit Facility | LIBOR | TW
Debt Instrument [Line Items]
LIBOR plus interest rate									2.375%
TW Revolving Credit Facility | Scenario, Forecast | LIBOR | Amended | TW
Debt Instrument [Line Items]
LIBOR plus interest rate										2.00%
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount					150,000			170,000			150,000			170,000
LIBOR plus interest rate											1.75%
Write off of unamortized debt issuance cost						650
Line of credit facility, expiration date											Dec. 23, 2018
TAP Funding Revolving Credit Facility | TW | Tap Funding Limited
Debt Instrument [Line Items]
Assets					201,354						201,354
TAP Funding Revolving Credit Facility | if aggregate loan principal balance is less than 70% of the commitment amount
Debt Instrument [Line Items]
Commitment fee on unused portion					0.55%
TAP Funding Revolving Credit Facility | if aggregate loan principal balance is equal to or greater than 70% of the commitment amount
Debt Instrument [Line Items]
Commitment fee on unused portion					0.365%
2005-1 Bonds | TMCL
Debt Instrument [Line Items]
Bonds issued												580,000
Cost of insurance coverage for ultimate payment												0.275%
Target final payment date												May 15, 2015
Legal final payment date												May 15, 2020
2005-1 Bonds | TMCL | Minimum
Debt Instrument [Line Items]
Scheduled payment term												10 years
2005-1 Bonds | TMCL | Maximum
Debt Instrument [Line Items]
Scheduled payment term												15 years
2005-1 Bonds | LIBOR | TMCL
Debt Instrument [Line Items]
LIBOR plus interest rate												0.25%
TMCL IV Secured Debt Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount													300,000
LIBOR plus interest rate													2.25%
Conversion date													Aug. 05, 2015
TMCL IV Secured Debt Facility | if total borrowings are less than 50% of the total commitment and bank commitment is more than $150000
Debt Instrument [Line Items]
Commitment fee on unused portion													0.70%
TMCL IV Secured Debt Facility | other scenario
Debt Instrument [Line Items]
Commitment fee on unused portion													0.50%
TL Term Loan
Debt Instrument [Line Items]
LIBOR plus interest rate														2.00%
Line of credit facility, expiration date														Apr. 26, 2016
TL Term Loan | if aggregate loan principal balance is less than 70% of the commitment amount
Debt Instrument [Line Items]
Commitment fee on unused portion					0.65%
TL Term Loan | if aggregate loan principal balance is equal to or greater than 70% of the commitment amount
Debt Instrument [Line Items]
Commitment fee on unused portion					0.50%
TL Term Loan | TW
Debt Instrument [Line Items]
Bonds issued															500,000
Debt instrument term															5 years
Number of quarterly installments															Under the terms of the TL Term Loan, scheduled principal repayments are payable in twenty quarterly installments, consisting of nineteen quarterly installments, commencing on September 30, 2014, each in an amount of equal to 1.58% of the initial principal balance and one final installment payable on the Maturity Date (April 30, 2019).
Interest payment terms															Interest payments are payable in arrears on the last day of each interest period, not to exceed three months.
TL Term Loan | Nineteen quarterly installments commencing on September 30, 2014 | TW
Debt Instrument [Line Items]
Percent of principal balance payment															1.58%
TL Term Loan | LIBOR | TW | Minimum
Debt Instrument [Line Items]
LIBOR plus interest rate															1.00%
TL Term Loan | LIBOR | TW | Maximum
Debt Instrument [Line Items]
LIBOR plus interest rate															2.00%
2013-1 Bonds
Debt Instrument [Line Items]
Bonds issued																300,900
Target final payment date																Sep. 20, 2023
Legal final payment date																Sep. 20, 2038
Fixed interest rate for the outstanding principal					3.90%	3.90%					3.90%					3.90%
Bonds issued, percentage of par value																99.50%
Bonds issued, discount																1,542
Principal amortization per year																30,090
2013-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term																10 years
2013-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term																25 years
2014-1 Bonds
Debt Instrument [Line Items]
Bonds issued																	301,400
Target final payment date																	Oct. 20, 2024
Legal final payment date																	Oct. 20, 2039
Fixed interest rate for the outstanding principal					3.27%	3.27%					3.27%						3.27%
Bonds issued, percentage of par value																	99.90%
Bonds issued, discount																	102
Principal amortization per year																	30,140
2014-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term																	10 years
2014-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term																	25 years
TMCL III Secured Debt Facility
Debt Instrument [Line Items]
Assets					$ 738,000						$ 738,000